UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07680

Minnesota Municipal Income Portfolio, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1: Schedule of Investments

SCHEDULE OF INVESTMENTS

Minnesota Municipal Income Portfolio
November 30, 2005 (unaudited)

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 144.2%
Authority Revenue - 1.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$ 1,000,000	$ 1,004,410

Economic Development Revenue - 1.3%
Marshall Health Care Facility, Weiner Medical Center Project (Callable 11/1/13 @ 100), 6.00%, 11/1/28	750,000	808,680

Education Revenue - 10.3%
Higher Education Facility, Augsburg College (Callable 5/1/14 @ 100), 5.00%, 5/1/23	500,000	509,265
Higher Education Facility, Carleton College (Prerefunded 5/1/06 @ 100), 5.75%, 11/1/12 (c)	2,000,000	2,021,580
Higher Education Facility, Carleton College (Prerefunded 11/1/07 @ 100), 5.40%, 11/1/14 (c)	500,000	519,140
Higher Education Facility, St. John’s University (Callable 10/1/15 @ 100), 5.00%,10/1/22	1,000,000	1,039,330
Higher Education Facility, University of St. Thomas (Callable 4/1/08 @ 100), 5.38%, 4/1/18	1,050,000	1,075,945
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 @ 100), 5.50%, 10/1/24	1,210,000	1,256,004
		6,421,264
General Obligations - 19.1%
Burnsville Independent School District (Crossover refunded 2/1/06 @ 100), 4.88%, 2/1/13 (c)	2,000,000	2,005,420
Chaska Independent School District (Prerefunded 2/1/06 @ 100), 6.00%, 2/1/15 (c)	1,675,000	1,682,671
Delano Independent School District (FSA) (Crossover refunded 2/1/11 @ 100), 5.88%, 2/1/25	1,000,000	1,102,560
Lakeville Independent School District (FGIC) (Callable 2/1/09 @ 100), 5.00%, 2/1/17	1,000,000	1,036,670
Lakeville Independent School District, Zero Coupon Bond (FGIC) (Callable 2/1/13 @ 100), 5.42% 2/1/20 (b)	2,500,000	1,236,950
Minneapolis and St. Paul Metropolitan Airport Commission (AMT) (FGIC) (Callable 1/1/11 @ 100), 5.25%, 1/1/21	1,000,000	1,033,730
Sauk Rapids Independent School District (MBIA) (Callable 2/1/11 @ 100), 5.75%, 2/1/23	3,500,000	3,812,410
		11,910,411
Health Care Revenue - 43.5%
Agriculture and Economic Development, Health Care System, Fairview Hospital (Callable 11/15/07 @ 102), 5.75%, 11/15/26	35,000	37,005
Agriculture and Economic Development, Health Care System, Fairview Hospital (Prerefunded 11/15/07 @ 102), 5.75%,11/15/26 (c)	600,000	638,604
Cuyuna Range Hospital District (Callable 6/1/06 @ 102), 6.00%, 6/1/29	1,000,000	1,025,670
Cuyuna Range Hospital District (Callable 6/1/13 @101), 5.50%, 6/1/35	1,000,000	1,002,200
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital (Callable 2/15/14 @ 100), 5.25%, 2/15/33	1,500,000	1,523,865
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 12/1/05 @ 102), 6.50%, 12/1/25	530,000	541,247
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/13 @ 101), 5.00%, 4/1/20	500,000	503,675
5.00%, 4/1/25	1,000,000	993,800
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (c)	650,000	761,501
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 @ 101), 5.50%,12/1/25	680,000	703,025
Maple Grove Health Care Facilities, North Memorial Health Care (Callable 9/1/15 @100), 5.00%, 9/1/35	2,495,000	2,510,519
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 @ 100), 5.75%, 11/15/32	3,000,000	3,183,210
Minneapolis Health Care, Fairview Health Services (Prerefunded 5/15/12 @100), 5.63%, 5/15/32 (c)	2,000,000	2,222,940
Monticello, Big Lake Community Hospital District (Callable 12/1/12 @ 100), 6.20%, 12/1/22	1,000,000	1,049,460
Shakopee Health Care Facility, St. Francis Regional Medical Center (Callable 9/1/14 @ 100), 5.25%, 9/1/34	1,000,000	1,016,620
St. Cloud Health Care Revenue, St. Cloud Hospital Obligated Group (FSA) (Callable 5/1/10 @ 101), 5.75%, 5/1/26	4,500,000	4,867,605
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 @ 100), 5.25%, 7/1/30	1,250,000	1,281,187
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project (Callable 11/15/05 @ 100), 6.00%, 11/15/30	550,000	586,493
St. Paul Port Authority Lease, HealthEast Midway Campus (Callable 5/1/15 @ 100), 5.75%, 5/1/25	100,000	101,227
5.88%, 5/1/30	500,000	504,830
6.00%, 5/1/30	900,000	910,269
Todd, Morrison, Cass and Wadena County United Hospital District, Health Care Facility-Lakewood (Callable 12/1/14 @ 100), 5.00%, 12/1/34	600,000	601,206
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 @ 102), 6.00%, 7/1/34	500,000	524,885
		27,091,043

Housing Revenue - 14.5%
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments (Callable 11/1/07 @ 102), 6.25%, 5/1/18	500,000	516,585
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 @ 102), 5.60%, 7/20/28	400,000	410,560
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Callable 4/15/14 @ 100), 4.80%, 4/15/19	1,000,000	1,002,680
New Hope Multifamily Housing, North Ridge (FSA) (GNMA) (Prerefunded 1/1/06 @ 102), 6.05%, 1/1/17 (c)	440,000	449,275
Pine County, Housing and Redevelopment Authority (Callable 2/1/2016 @ 100), 5.00%, 2/1/31	1,000,000	1,000,720
Rochester Multifamily Housing, Weatherstone Apartments (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,097,528
St. Louis Park Multifamily Housing, Knollwood Apartments (FHA) (Callable 12/1/05 @ 102), 6.15%, 12/1/16	500,000	510,040
State Housing and Finance Agency (Callable 7/1/06 @ 100), 5.95%, 1/1/17 (c)	1,700,000	1,701,853
State Housing and Redevelopment Authority, Goodhue County Apartments (Callable 1/1/10 @ 100), 6.63% 1/1/24	345,000	356,085
		9,045,326

Leasing Revenue - 0.4%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Callable 2/1/14 @ 100), 5.13%, 2/1/24	250,000	256,610

Recreation Authority Revenue - 3.6%
Moorhead Golf Course (Callable 12/1/08 @ 100), 5.88%, 12/1/21	490,000	498,947
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Callable 8/1/08 @ 103), 7.38%, 8/1/29	900,000	938,025
St. Paul Recreational Facilities, Highland National Project (Callable 10/1/15 @ 100), 5.00%,10/1/25	750,000	779,498
		2,216,470

Tax Revenue - 1.5%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 2/1/14 @ 100), 5.65%, 2/1/27	450,000	450,603
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 2/1/12 @ 102), 5.75%, 2/1/27	500,000	498,740
		949,343
Transportation Revenue - 8.8%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/10 @ 100), 5.75%, 1/1/32 (c)	5,000,000	5,466,100

Utility Revenue - 29.8%
Municipal Power Agency Electric (Callable 10/1/15 @ 100), 5.00%, 10/1/35	1,000,000	1,013,120
Princeton Public Utility System (Callable 4/1/12 @ 100), 4.25%, 4/1/16	190,000	187,800
Southern Minnesota Municipal Power Agency (AMBAC), 5.25% 1/1/16	1,000,000	1,099,390
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA),
5.16%, 1/1/19 (b)	10,000,000	5,521,900
4.56%, 1/1/21 (b)	1,500,000	748,650
5.08%, 1/1/23 (b)	5,000,000	2,241,950
4.79%, 1/1/24 (b)	13,500,000	5,745,060
4.71%, 1/1/25 (b)	5,000,000	2,022,100
		18,579,970

Water/Pollution Control Revenue - 9.8%
Cohasset Pollution Control, Allete, Inc. Project (Callable 7/1/14 @ 100), 4.95%, 7/1/22	1,000,000	1,011,820
Public Facilities Authority Water Pollution Control (Callable 3/1/06 @ 100), 4.75%, 3/1/06	1,900,000	1,907,657
Public Facilities Authority Water Pollution Control (Prerefunded 3/1/09 @ 100), 5.38%, 3/1/19 (c)	5,000,000	2,022,100
		6,095,277
Total Municipal Long - Term Securities
(cost $85,705,063)		89,844,904

Short-Term Investments - 9.7%

Municipal Variable Rate Short - Term Securities - 6.2%
Burnsville Revenue, YMCA Project, 3.00%, 8/1/16	3,700,000	3,700,000
Higher Education Facility, Carleton College, 2.90%, 11/1/29	150,000	150,000
		3,850,000

Money Market Funds - 3.5%
Federated Minnesota Municipal Cash Trust	1,965,669	1,965,669
First American Tax Free Obligations Funds, Class Z (d)	217,778	217,778
		2,183,447
Total Short-Term Investments
(cost $6,033,447)		6,033,447

Total Investments in Securities (e) - 153.9% (cost $91,738,510)		$95,878,351

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

As of November 30, 2005, the fund had no fair valued securities.
(b)	The interest rate shown is the effective yield on the date of purchase.
(c)

Prerefunded issues are backed by U.S. Government Obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(d)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund.
(e)

On November 30, 2005, the cost of investments in securities was $91,738,510.The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$4,317,854
Gross unrealized depreciation	(178,013)
Net unrealized appreciation	$4,139,841

 Portfolio abbreviations and definitions:

AMBAC-American Municipal Bond Assurance Company

AMT-Alternative Minimum Tax. As of November 30, 2005, the aggregate market value of securities subject to the AMT is

$1,033,730, which represents 1.7% of net assets applicable to common shares.

FGIC---Financial Guaranty Insurance Corporation

FHA---Federal Housing Authority

FNMA---Federal National Mortgage Association

FSA---Financial Security Assurance

GNMA----Government National Mortgage Association

MBIA-Municipal Bond Insurance Association

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio, Inc.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006